Putnam
Voyager
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* Putnam Voyager Fund's risk-adjusted returns have attracted the attention of independent rating agency Morningstar. The research firm gave the fund's class A shares a 4-star rating -- out of a possible 5 -- for overall performance based on the fund's average annual returns for the 3-, 5-, and 10-year periods ended January 31, 1999. Of the 2,859 domestic equity funds rated, only 22.5% received 4 stars.*

* "While short-term volatility may be in store, over the longer term we think growth stock valuations will continue to rise."

                                     -- Roland W. Gillis, manager
                                        Putnam Voyager Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

21 Financial statements

* Morningstar ratings reflect risk-adjusted performance through 1/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 3-, 5-, and 10-year performance, the fund received 3, 3, and 4 stars, respectively. There were 2,859, 1,734, and 741 equity funds rated. 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Voyager Fund continued to produce above-average results for investors seeking a more aggressive pattern of capital appreciation, handily outperforming its benchmark Russell Midcap Growth Index at net asset value for the first half of fiscal 1999. You will find more details in the following report from management and the performance tables.

In this summer's volatile equity market, stock selection became a key differentiator as well as the major impetus for the fund's continued strong performance. As you might expect, much of this strength came from companies in the technology and communications areas. Consumer optimism also fueled growth in the fund's retailing stocks.

As your fund's managers view prospects for the fiscal year's second half, they see further market volatility as investors digest the tremendous technological and social changes that are now occurring on a global scale. But overall, they remain optimistic about your fund's prospects both over the near term and for the long haul.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
Roland W. Gillis
Charles H. Swanberg
Robert R. Beck
Michael P. Stack
Michael E. Nance

In the past six months, investors witnessed a continuation of the volatility that has plagued financial markets since the dawn of the Asian economic crisis. Sparked by a near financial and political meltdown in Russia, major market indexes fell to sobering lows before recovering their losses in the fourth quarter of 1998.

Putnam Voyager Fund emerged from the turmoil relatively unscathed, having benefited from strong stock selection in some of the most rapidly growing segments of the economy. The fund's class A shares provided a 16.19% total return at net asset value (9.53% at public offering price) for the six months ended January 31, 1999, compared with 13.38% for the Russell Midcap Growth Index, the fund's benchmark. For the 12 months ended January 31, 1999, the fund's class A shares provided a robust 30.55% total return at net asset value and 23.05% at public offering price. For more detailed performance information, including returns for other share classes, please see pages 9 and 10.

* THE BATTLE FOR BANDWIDTH

The U.S. economy is undergoing a tremendous change, sparked by the integration of technologies such as the Internet and cellular telephones. Consumers and businesses are changing the way they receive information, communicate with one another, and find their sources of entertainment. Entire industries are now consolidating or altering their principal lines of business in order to profit from the vast potential offered by online and other high-tech services.

The fund's strategy has been to focus on companies of all sizes that we believe are benefiting from the convergence of these technologies. For example, the growth of the Internet has created an explosion in the volume of data moving through communications networks (data traffic is now greater than voice traffic), forcing telecommunications companies to increase the capacity of their networks and seek more advanced switching technology. Consequently, the fund's telecommunications and related equipment holdings experienced dramatic growth during the period. Qwest Communications International increased in value by 48% for the six months ended January 31, 1999, while Ascend Communications was up 96%, and Metromedia Fiber gained an astounding 227%.

Cable companies also produced attractive returns for the fund during the period. Fierce competition in the transmission of voice, data, and video into household and businesses is the driving force in this sector. Deregulation in the industry has accelerated merger activity in recent months, including a deal between AT&T and portfolio holding Telecommunications Inc. (TCI), as companies position themselves for new business opportunities. TCI gained 64% for the period, while portfolio holding MediaOne Group advanced 16%. Although these securities and others discussed in this report were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                13.1%

Computer software      8.9%

Cable television       7.3%

Pharmaceuticals
and biotechnology      6.5%

Broadcasting           6.0%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


* MEDIA AND ADVERTISING COMPANIES BOOSTED BY INTERNET GROWTH

One important byproduct of the current technological revolution is the effect it is having on media and advertising companies. There is a vast array of new products and services, ranging from personal communications services (PCS) to Internet access, offered by a multitude of companies that must compete for the public's attention through advertising. Advertisers of all stripes -- radio, billboard, and TV -- are benefiting from the tremendous demand for their services as each high-tech company tries to get the message out about its new technology or capabilities. Portfolio holdings in the advertising area that contributed to the fund's positive return during the period include Clear Channel Communications, which gained 10% during the semiannual period.

With more than 15 million users, America Online has direct access to nearly half of America's Internet-savvy population. The business opportunities for online advertising are tremendous, and investors have taken notice. In the past six months, AOL surged a breathtaking 200% and is now the fund's sixth largest holding. The company was also added to Standard & Poor's 500(R) Index during the period as the flagship of the Internet economy.

* RETAILERS FIND NEW NICHE

Over the past couple of years, U.S. retailers have had to operate in an exceedingly competitive environment. Although inflation has been subdued in many sectors of the economy, apparel prices actually fell 1.1% in January after a 1.4% slide in 1998,* leaving retailers with little or no pricing power. Some specialty discount retailers have found ways to increase profits while offering reduced prices to consumers. Portfolio holding Costco, up 46% during the period, sells brand-name products through its warehouse-style outlets with an across-the-board 12% markup. Kohl's Corp, up 38%, discounts brand-name apparel. These companies are recognizing that many Americans demand value above service, and they are being rewarded in a difficult environment with profits and rising share values.

*Source: Department of Labor.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Tele-Communications TCI Ventures Group
Cable television

Costco Companies, Inc.
Retail

Microsoft Corporation
Computer software

CBS Corporation
Broadcasting

Tyco International Ltd.
Medical supplies and devices

America Online, Inc.
Computer services

Merck & Co., Inc.
Pharmaceuticals and biotechnology

Tele-Communications, Inc.
Cable television

Kohl's Corporation
Retail

Clear Channel Communications, Inc.
Broadcasting

Footnote reads:
These holdings represent 19.2% of the fund's assets as of 1/31/99. Portfolio holdings will vary over time.


* STAGE SET FOR CONTINUED GROWTH

At the moment, the economic backdrop for financial markets is extremely favorable. U.S. gross domestic product grew at an annualized rate of 6.1% in the last quarter of 1998, yet inflation slowed to less than 1%. Although layoffs have surged in some sectors of the economy, job growth in service-related sectors has more than offset declines, bringing the nation's unemployment rate to a 28-year low of 4.3% in December. Productivity, which improved at a 4.6% annual rate in the last three months of 1998, is a byproduct of some of the trends taking place in the U.S. economy as growth is transferred in some cases from traditional industries to newer and more productive sectors of the economy.

Despite the gains in productivity, real earnings growth is becoming increasingly difficult to find. Market volatility will likely continue as investors reward companies that deliver growth and punish those that disappoint. The fund's companies have higher-than-average growth rates and therefore elevated expectations. While short-term volatility may be in store, over the longer term we think growth stock valuations will continue to rise. In the coming months, we will continue to look for companies that we believe are successfully participating in the profound changes taking place in the U.S. economy. The fund's focus on rapidly growing companies of all sizes should continue to benefit investors in 1999.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund is designed for investors seeking capital appreciation primarily through common stocks.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A           Class B           Class M
(inception date)               (4/1/69)          (4/27/92)         (12/1/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    16.19%    9.53%   15.73%   10.73%   15.95%   11.89%
------------------------------------------------------------------------------
1 year                      30.55    23.05    29.56    24.56    29.91    25.35
------------------------------------------------------------------------------
5 years                    154.05   139.45   144.77   142.77   147.91   139.19
Annual average              20.50    19.08    19.61    19.41    19.91    19.06
------------------------------------------------------------------------------
10 years                   527.04   490.99   478.90   478.90   495.02   474.19
Annual average              20.15    19.44    19.20    19.20    19.52    19.10
------------------------------------------------------------------------------
Annual average
(life of fund)              14.57    14.34    13.50    13.50    13.80    13.66
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                          Russell MidCap        Consumer
                                           Growth Index        Price Index
------------------------------------------------------------------------------
6 months                                      13.38%              0.86%
------------------------------------------------------------------------------
1 year                                        23.62               1.86
------------------------------------------------------------------------------
5 years                                      123.33              12.59
Annual average                                17.44               2.40
------------------------------------------------------------------------------
10 years                                     379.58              35.92
Annual average                                16.98               3.12
------------------------------------------------------------------------------
Annual average
(life of fund)                                  N/A               5.22
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                             Class A       Class B       Class M
------------------------------------------------------------------------------
Distributions (number)          1             1             1
------------------------------------------------------------------------------
Income                           --            --            --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                    1.5620        1.5620        1.5620
------------------------------------------------------------------------------
Short-term                   0.0232        0.0232        0.0232
------------------------------------------------------------------------------
  Total                     $1.5852       $1.5852       $1.5852
------------------------------------------------------------------------------
Share value:              NAV      POP       NAV      NAV      POP
------------------------------------------------------------------------------
7/31/98                  $21.36   $22.66   $20.14    $20.93   $21.69
------------------------------------------------------------------------------
1/31/99                   23.02    24.42    21.51     22.47    23.28
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (4/1/69)          (4/27/92)         (12/1/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     6.21%    0.10%    5.77%    0.89%    5.92%    2.22%
------------------------------------------------------------------------------
1 year                      24.05    16.93    23.07    18.07    23.40    19.07
------------------------------------------------------------------------------
5 years                    148.17   133.92   138.89   136.89   141.98   133.45
Annual average              19.94    18.53    19.03    18.83    19.33    18.48
------------------------------------------------------------------------------
10 years                   534.88   498.38   485.85   485.85   502.25   481.17
Annual average              20.30    19.59    19.34    19.34    19.67    19.24
------------------------------------------------------------------------------
Annual average
(life of fund)              14.42    14.20    13.35    13.35    13.65    13.52
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for method of performance calculation.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Russell MidCap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,478,731  Lamar Advertising Co. (NON)                                                            $   58,040,192
          2,165,464  Omnicom Group, Inc.                                                                       138,589,696
          7,206,319  Outdoor Systems, Inc. (NON)                                                               207,181,671
            130,100  TMP Worldwide Inc. (NON)                                                                    7,806,000
                                                                                                           ---------------
                                                                                                               411,617,559

Apparel (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,273,586  Gucci Group N.V. (Netherlands)                                                             87,638,637
          1,070,750  Nike, Inc.                                                                                 48,986,813
                                                                                                           ---------------
                                                                                                               136,625,450

Automotive (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,919,864  Republic Industries, Inc. (NON)                                                            44,162,943
            734,500  Snap-On Inc.                                                                               24,973,000
                                                                                                           ---------------
                                                                                                                69,135,943

Banks (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,379,200  Banc One Corp.                                                                            124,610,600
          3,514,200  Fifth Third Bancorp                                                                       240,503,063
          2,015,272  Firstar Corp.                                                                             177,721,800
            328,900  Northern Trust Corp.                                                                       28,470,406
            841,300  SunTrust Banks, Inc.                                                                       59,259,069
                                                                                                           ---------------
                                                                                                               630,564,938

Broadcasting (6.0%)
--------------------------------------------------------------------------------------------------------------------------
         13,825,080  CBS Corp.                                                                                 470,052,720
          4,746,746  Chancellor Media Corp. (NON)                                                              272,937,895
          6,917,890  Clear Channel Communications, Inc. (NON)                                                  428,044,444
            412,600  Entercom Communications Corp. (NON)                                                        12,790,600
          1,036,181  Heftel Broadcasting Corp. Class A (NON)                                                    47,275,758
          6,621,200  Infinity Broadcasting Corp. Class A (NON)                                                 183,324,475
          3,110,930  Sinclair Broadcast Group, Inc. Class A (NON)                                               58,718,804
          1,454,600  Univision Communications Inc. Class A (NON)                                                65,275,175
          2,015,000  WestWood One, Inc. (NON) (AFF)                                                             56,671,875
                                                                                                           ---------------
                                                                                                             1,595,091,746

Business Services (5.3%)
--------------------------------------------------------------------------------------------------------------------------
            616,545  Affiliated Computer Services, Inc. Class A (NON)                                           29,748,296
            308,869  AnswerThink Consulting Group, Inc. (NON)                                                   15,597,885
         14,839,295  Cendant Corp. (NON)                                                                       322,754,666
          2,545,390  Cintas Corp.                                                                              193,608,727
          1,099,600  Interim Services Inc. (NON)                                                                23,366,500
          2,141,229  Interpublic Group of Cos., Inc.                                                           169,424,745
            744,075  Metamor Worldwide, Inc. (NON)                                                              19,997,016
          1,303,932  NOVA Corp./Georgia (NON)                                                                   41,644,328
          1,758,952  Paychex, Inc.                                                                              85,638,976
            135,800  Pitney Bowes, Inc.                                                                          9,344,738
         40,338,974  Rentokil Group PLC (United Kingdom)                                                       296,950,315
          1,328,500  Robert Half International, Inc. (NON)                                                      50,233,906
            335,700  Select Appointments Holdings PLC ADR (United Kingdom)                                       7,469,325
          2,930,073  Serco Group PLC (United Kingdom) (NON)                                                     59,526,631
          1,931,100  Snyder Communications, Inc. (NON)                                                          77,244,000
                                                                                                           ---------------
                                                                                                             1,402,550,054

Cable Television (7.3%)
--------------------------------------------------------------------------------------------------------------------------
            305,500  Adelphia Communications Corp. (NON)                                                        18,406,375
          1,926,200  Comcast Corp. Class A                                                                     130,951,503
          5,464,000  MediaOne Group Inc. (NON)                                                                 306,325,500
          4,035,300  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                         215,888,550
          6,335,769  Tele-Communications, Inc. Class A (NON)                                                   434,396,162
         26,662,610  Tele-Communications TCI Ventures Group Class A (NON) (AFF)                                726,556,123
          3,089,100  USA Networks, Inc. (NON)                                                                  111,207,600
                                                                                                           ---------------
                                                                                                             1,943,731,813

Cellular Communication (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,308,400  Sprint PCS (NON)                                                                           73,580,250

Computer Services (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,545,000  America Online, Inc. (NON)                                                                447,124,688
            473,200  Applied Graphics Technologies, Inc. (NON)                                                   6,802,250
          2,686,764  Capita Group PLC (United Kingdom)                                                          25,015,654
             74,900  Covad Communications Group 144A                                                             3,950,975
          2,234,400  Electronic Data Systems Corp.                                                             117,166,350
          1,918,557  EMC Corp. (NON)                                                                           208,882,893
          1,285,700  Galileo International, Inc. (NON)                                                          62,999,300
            400,040  IDT Corp. (NON)                                                                             6,200,620
          2,453,908  Keane, Inc. (NON)                                                                          79,138,533
          2,067,620  Misys PLC (United Kingdom) (NON)                                                           21,742,394
             32,100  Network Solutions, Inc. (NON)                                                               7,736,100
            835,229  Sterling Commerce, Inc. (NON)                                                              35,862,645
            523,200  SunGard Data Systems Inc. (NON)                                                            18,769,800
             57,700  VeriSign, Inc.                                                                              5,495,925
            622,700  Whittman-Hart, Inc. (NON)                                                                  20,860,450
                                                                                                           ---------------
                                                                                                             1,067,748,577

Computer Software (8.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,815,276  BMC Software, Inc. (NON)                                                                   84,705,698
          5,027,954  Cadence Design Systems, Inc. (NON)                                                        160,894,528
            831,793  Cerner Corp. (NON)                                                                         20,274,954
            373,000  Citrix Systems, Inc. (NON)                                                                 33,803,125
          6,316,011  Computer Associates Intl., Inc.                                                           319,748,057
          2,299,916  Compuware Corp. (NON)                                                                     152,369,435
          3,128,890  Electronic Arts, Inc. (NON) (AFF)                                                         131,902,269
          1,340,400  Gateway 2000, Inc. (NON)                                                                  103,545,900
            251,800  I2 Technologies, Inc. (NON)                                                                 8,781,525
            560,000  Infoseek Corp. (NON)                                                                       43,820,000
          1,536,529  Intuit, Inc. (NON)                                                                        139,824,139
            869,000  Legato Systems, Inc. (NON)                                                                 52,465,875
          1,376,500  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                                     48,865,750
            300,000  Lycos, Inc. (NON)                                                                          41,100,000
          3,461,638  Microsoft Corp. (NON)                                                                     605,786,650
          1,298,650  Oracle Corp. (NON)                                                                         71,912,744
         14,017,814  Parametric Technology Corp. (NON) (AFF)                                                   183,107,695
            424,000  Policy Management Systems Corp. (NON)                                                      22,763,500
            156,000  Rational Software Corp. (NON)                                                               5,157,750
          1,527,454  Synopsys, Inc. (NON)                                                                       88,687,798
          1,295,000  The Learning Company, Inc. (NON)                                                           31,403,750
            216,100  VERITAS Software Corp. (NON)                                                               18,071,363
                                                                                                           ---------------
                                                                                                             2,368,992,505

Computers (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          4,504,800  Compaq Computer Corp.                                                                     214,541,100
          1,289,600  IBM Corp.                                                                                 236,319,200
          2,136,000  Seagate Technology, Inc. (NON)                                                             86,908,500
                                                                                                           ---------------
                                                                                                               537,768,800

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            500,500  Allied-Signal, Inc.                                                                        19,519,500
            925,200  Corning Inc.                                                                               45,103,500
                                                                                                           ---------------
                                                                                                                64,623,000

Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            968,600  Newell Co.                                                                                 40,257,438

Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,158,404  Hillenbrand Industries, Inc.                                                              101,444,988
          5,170,925  The ServiceMaster Co.                                                                      98,570,758
                                                                                                           ---------------
                                                                                                               200,015,746

Cosmetics (--%)
--------------------------------------------------------------------------------------------------------------------------
            235,003  ThermoLase Corp. (NON)                                                                        998,763

Education Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            754,793  Apollo Group, Inc. Class A (NON)                                                           20,662,458
            325,200  ITT Educational Services, Inc. (NON)                                                       12,499,875
                                                                                                           ---------------
                                                                                                                33,162,333

Electric Utilities (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,275,500  CalEnergy, Inc. (NON)                                                                      40,656,563
          1,243,500  Duke Energy Corp.                                                                          76,863,844
                                                                                                           ---------------
                                                                                                               117,520,407

Electronics and Electrical Equipment (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,023,900  American Power Conversion Corp. (NON)                                                     103,471,888
          2,698,050  Applied Materials, Inc. (NON)                                                             170,483,034
            697,400  ASM Lithography Holding N.V. (Netherlands) (NON)                                           32,429,100
            900,000  Celestica Inc. (Canada) (NON)                                                              30,150,000
          1,780,300  General Electric Co.                                                                      186,708,963
          1,889,400  Motorola, Inc.                                                                            136,509,150
            629,000  PMC -- Sierra, Inc. (NON)                                                                  46,742,563
          1,141,754  Sanmina Corp. (NON)                                                                        75,355,764
            826,800  Sipex Corp. (NON)                                                                          22,116,900
            814,336  Solectron Corp. (NON)                                                                      72,526,800
            288,960  Teradyne, Inc. (NON)                                                                       19,035,240
          2,038,800  Thermo Instrument Systems, Inc. (NON)                                                      33,895,050
            307,905  Uniphase Corp. (NON)                                                                       28,057,843
            434,264  Waters Corp. (NON)                                                                         39,518,024
                                                                                                           ---------------
                                                                                                               997,000,319

Energy-Related (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,188,546  Thermo Electron Corp. (NON)                                                                69,634,577

Entertainment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            413,000  SFX Entertainment, Inc. Class A (NON)                                                      25,502,750
          1,523,000  Time Warner, Inc.                                                                          95,187,500
          1,320,200  Viacom, Inc. Class B (NON)                                                                112,217,000
                                                                                                           ---------------
                                                                                                               232,907,250

Environmental Control (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,329,979  Allied Waste Industries, Inc. (NON)                                                        47,473,322
          2,272,874  Republic Services, Inc. (NON)                                                              46,878,026
          1,804,500  U.S. Filter Corp. (NON)                                                                    41,841,844
          4,782,800  Waste Management, Inc.(NON)                                                               238,841,075
                                                                                                           ---------------
                                                                                                               375,034,267

Financial Services (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,271,210  American Express Co.                                                                      130,775,729
            944,120  Charter One Financial, Inc.                                                                26,435,360
          2,034,100  Citigroup, Inc.                                                                           114,036,731
          2,348,577  Concord EFS, Inc. (NON)                                                                    95,410,941
            153,000  Donaldson, Lufkin & Jenrette, Inc.                                                          7,630,876
          1,794,310  Fannie Mae                                                                                130,760,341
          1,892,777  Federal Home Loan Mortgage Corp.                                                          117,352,174
          4,698,300  MBNA Corp.                                                                                131,258,756
          1,015,700  Morgan Stanley, Dean Witter, Discover and Co.                                              88,175,456
            958,050  Providian Financial Corp.                                                                  96,583,416
          2,263,992  TCF Financial Corp.                                                                        50,515,322
          1,052,900  Wells Fargo Co.                                                                            36,785,694
                                                                                                           ---------------
                                                                                                             1,025,720,796

Food and Beverages (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,419,200  Whitman Corp.                                                                              86,174,400

Funeral/Cemetery Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,968,198  Stewart Enterprises, Inc. Class A                                                          34,443,465

Health Care Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            438,200  CareMatrix Corp. (NON)                                                                     10,927,613
          6,113,542  Health Management Assoc., Inc. (NON)                                                       76,801,371
          1,294,622  IMS Health Inc.                                                                            47,415,531
          1,353,200  Lincare Holdings, Inc. (NON)                                                               47,362,000
          1,586,971  Mckesson HBOC, Inc.                                                                       119,221,191
            105,200  NCS HealthCare, Inc. Class A (NON)                                                          2,301,250
            395,000  Sunrise Assisted Living, Inc. (NON)                                                        16,590,000
          2,315,496  Total Renal Care Holdings, Inc. (NON)                                                      53,980,001
                                                                                                           ---------------
                                                                                                               374,598,957

Insurance (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,611,850  AFLAC Inc.                                                                                154,858,069
          2,301,100  American General Corp.                                                                    164,097,194
            843,750  American International Group, Inc.                                                         86,853,516
            859,100  Century Business Services, Inc. (NON)                                                      12,027,400
            230,300  CIGNA Corp.                                                                                18,970,963
                                                                                                           ---------------
                                                                                                               436,807,142

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,064,883  Extended Stay America, Inc. (NON)                                                          28,541,723
          1,779,400  Prime Hospitality Corp. (NON)                                                              18,572,488
          1,684,343  Promus Hotel Corp. (NON)                                                                   50,319,747
                                                                                                           ---------------
                                                                                                                97,433,958

Machinery (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            343,156  Sidel S.A. (France)                                                                        28,362,516

Medical Supplies and Devices (4.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,313,300  Baxter International, Inc.                                                                 93,162,219
          1,738,200  Bergen Brunswig Corp. Class A                                                              48,669,600
            892,258  Centocor, Inc. (NON)                                                                       37,530,602
            469,235  Henry Schein, Inc. (NON)                                                                   19,737,197
            614,000  LifeCore Biomedical, Inc. (NON)                                                             6,447,000
          3,804,440  Medtronic, Inc.                                                                           303,166,313
            264,700  Minimed, Inc. (NON)                                                                        28,753,038
          1,775,956  Omnicare, Inc.                                                                             54,388,653
          1,686,557  Stryker Corp.                                                                              78,214,081
          2,380,632  Sybron International Corp. (NON)                                                           64,277,064
          2,477,293  Thermo Cardiosystems, Inc. (NON) (AFF)                                                     21,676,314
            435,050  Thermotrex Corp. (NON)                                                                      3,181,303
          5,816,942  Tyco International Ltd.                                                                   448,268,093
                                                                                                           ---------------
                                                                                                             1,207,471,477

Networking (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,665,400  Ascend Communications, Inc. (NON)                                                         407,347,738
            794,100  Cisco Systems, Inc. (NON)                                                                  88,591,781
          3,750,300  3Com Corp. (NON)                                                                          176,264,100
            478,100  Entrust Technologies Inc. (NON)                                                            16,853,025
            438,400  Network Appliance, Inc. (NON)                                                              23,235,200
                                                                                                           ---------------
                                                                                                               712,291,844

Office Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,251,050  Avery Dennison Corp.                                                                       61,848,784

Oil and Gas (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            326,400  Chevron, Inc.                                                                              24,398,400
          2,974,600  Conoco, Inc. (NON)                                                                         59,306,088
          1,422,800  Halliburton Co.                                                                            42,239,375
          1,453,850  Nabors Industries, Inc. (NON)                                                              18,173,125
          2,318,000  National-Oilwell, Inc. (NON) (AFF)                                                         22,600,500
          1,575,929  Schlumberger Ltd.                                                                          75,053,619
            784,600  Total Corp. ADR (France)                                                                   40,161,713
          1,771,750  Varco International, Inc. (NON)                                                            12,955,922
          1,294,400  Williams Cos., Inc.                                                                        42,715,200
                                                                                                           ---------------
                                                                                                               337,603,942

Packaging and Containers (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            911,700  Sealed Air Corp. (NON)                                                                     48,377,081

Paper and Forest Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            403,300  Willamette Industries, Inc.                                                                14,115,500

Pharmaceuticals and Biotechnology (6.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,045,900  American Home Products Corp.                                                              178,756,256
            140,400  Bristol-Myers Squibb Co.                                                                   17,997,525
          1,966,853  Elan Corp. PLC ADR (Ireland) (NON)                                                        132,762,578
          1,702,400  Genentech, Inc. (NON)                                                                     138,532,800
          2,965,561  Merck & Co., Inc.                                                                         435,196,077
          1,542,400  Pfizer, Inc.                                                                              198,391,200
          4,103,293  Pharmacia & Upjohn, Inc.                                                                  235,939,348
          2,732,200  Schering-Plough Corp.                                                                     148,904,900
            924,285  Sepracor, Inc. (NON)                                                                      106,061,704
            280,000  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                              8,400,000
          1,250,921  Vertex Pharmaceuticals, Inc. (NON)                                                         39,404,012
          1,432,100  Warner-Lambert Co.                                                                        103,379,719
                                                                                                           ---------------
                                                                                                             1,743,726,119

Publishing (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,145,600  Harcourt General, Inc.                                                                     54,988,800
            797,700  McGraw-Hill, Inc.                                                                          86,251,313
          1,252,423  Wolters Kluwer N.V. (Netherlands)                                                         247,596,732
                                                                                                           ---------------
                                                                                                               388,836,845

Recreation (--%)
--------------------------------------------------------------------------------------------------------------------------
            240,300  International Speedway Corp. Class A (NON)                                                 10,212,750

Restaurants (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          9,433,737  J.D. Wetherspoon PLC (United Kingdom) (NON)                                                30,726,625
            962,100  McDonald's Corp.                                                                           75,825,506
          1,050,400  PizzaExpress PLC (United Kingdom)                                                          13,304,892
            955,500  Tricon Global Restaurants, Inc. (NON)                                                      45,445,969
                                                                                                           ---------------
                                                                                                               165,302,992

Retail (13.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,846,600  Albertsons, Inc.                                                                          112,642,600
          2,594,050  Bed Bath & Beyond, Inc. (NON)                                                              83,009,600
             44,100  CompUSA, Inc. (NON)                                                                           556,763
          2,063,204  Consolidated Stores Corp. (NON)                                                            34,429,717
          8,525,420  Costco Companies, Inc. (NON)                                                              706,544,183
          2,921,040  CVS Corp.                                                                                 159,926,940
          4,245,782  Dollar Tree Stores, Inc. (NON) (AFF)                                                      183,364,710
          5,214,300  Home Depot, Inc. (The)                                                                    314,813,363
          6,338,778  Kohls Corp. (NON)                                                                         429,452,210
          1,734,900  Kroger Co. (NON)                                                                          110,166,150
          2,989,600  Lowe's Cos., Inc.                                                                         174,331,050
          1,343,037  Michaels Stores, Inc. (NON)                                                                25,181,944
            805,000  Micro Warehouse, Inc. (NON)                                                                31,395,000
          7,306,165  Office Depot, Inc. (NON) (AFF)                                                            253,889,234
          4,744,400  Officemax, Inc. (NON)(AFF)                                                                 45,368,325
          4,612,600  Rite Aid Corp.                                                                            226,593,975
            858,700  Safeway, Inc. (NON)                                                                        48,194,538
            495,300  Saks, Inc. (NON)                                                                           18,233,231
          2,164,853  Starbucks Corp. (NON)                                                                     112,707,659
          6,307,300  TJX Cos., Inc. (The)                                                                      186,459,556
          1,286,300  Wal-Mart Stores, Inc.                                                                     110,621,800
          1,129,900  Walgreen Co.                                                                               70,618,750
          1,503,340  Williams-Sonoma, Inc. (NON)                                                                52,147,106
                                                                                                           ---------------
                                                                                                             3,490,648,404

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,679,060  PanAmSat Corp. (NON)                                                                       67,477,224

Semiconductors (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            800,000  Analog Devices, Inc. (NON)                                                                 23,800,000
          1,541,600  Intel Corp.                                                                               217,269,250
          1,018,230  KLA Tencor Corp. (NON)                                                                     58,802,783
          3,874,250  Linear Technology Corp.(AFF)                                                              394,204,938
          5,795,204  Maxim Integrated Products Inc. (NON)                                                      298,090,806
            787,900  Novellus Systems, Inc. (NON)                                                               57,615,188
          1,041,900  Texas Instruments, Inc.                                                                   103,017,863
            400,000  Xilinx, Inc. (NON)                                                                         33,200,000
                                                                                                           ---------------
                                                                                                             1,186,000,828

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,813,690  Luxottica Group S.P.A. ADR (Italy)(AFF)                                                    51,145,456

Steel (--%)
--------------------------------------------------------------------------------------------------------------------------
            474,600  Lone Star Technologies, Inc. (NON)                                                          6,140,138

Telecommunication Equipment (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            473,300  Comverse Technology, Inc. (NON)                                                            39,757,200
          1,076,800  Oy Nokia AB Class A, (Finland)                                                            157,256,141
          1,223,100  Lucent Technologies, Inc.                                                                 137,675,194
                                                                                                           ---------------
                                                                                                               334,688,535

Telecommunications (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            487,577  E. Spire Communications, Inc. (NON)                                                         2,529,306
            679,600  Global Crossing Ltd. (NON)                                                                 35,933,850
          1,853,583  Global TeleSystems Group, Inc. (NON)                                                      116,080,635
          3,531,700  MCI WorldCom, Inc. (NON)                                                                  281,653,075
            999,400  NTL Inc. (NON)                                                                             83,075,125
                                                                                                           ---------------
                                                                                                               519,271,991

Telephone Services (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,434,890  Intermedia Communications, Inc. (NON)                                                      19,909,099
          1,824,600  McLeod, Inc. Class A (NON)                                                                 75,834,938
          2,936,000  Metromedia Fiber Network, Inc. Class A (NON)                                              134,505,500
          1,200,595  NEXTLINK Communications, Inc. Class A (NON)                                                53,051,292
          4,229,121  Qwest Communications International, Inc. (NON)                                            253,482,940
          1,089,000  RSL Communications, Ltd. Class A (NON)                                                     27,905,625
            992,300  SBC Communications, Inc.                                                                   53,584,200
          3,813,000  Sprint Corp.                                                                              319,815,375
                                                                                                           ---------------
                                                                                                               938,088,969

Tobacco (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,191,500  Philip Morris Cos., Inc.                                                                  103,000,500

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            703,350  FDX Corp. (NON)                                                                            57,454,903

Wireless Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,326,500  AirTouch Communications, Inc. (NON)                                                       128,090,156
          1,382,100  American Tower Corp. Class A                                                               35,589,075
            259,400  RF Micro Devices, Inc. (NON)                                                               18,774,075
                                                                                                           ---------------
                                                                                                               182,453,306
                                                                                                           ---------------
                     Total Common Stocks (cost $16,636,411,833)                                            $26,078,260,557

UNITS (--%) (cost $5,602,985) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
            173,620  ThermoLase Corp. (NON)                                                                $     2,799,623

SHORT-TERM INVESTMENTS (2.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Asset Securitization Corp. for an effective yield of
                       5.04%, April 16, 1999                                                               $    49,477,138
         50,000,000  Associates Corp. Of North America for
                       an effective yield of 4.83%, February 8, 1999                                            49,948,472
         50,000,000  Bank Of New York Co. Inc. for an effective yield
                       of 4.87%, February 17, 1999                                                              49,887,151
         15,000,000  Chevron Transport Inc. for an effective yield of
                       5.05%, March 22, 1999                                                                    14,896,929
         36,000,000  Commonwealth Bank Of Australia for an
                       effective yield of 4.90%, February 10, 1999                                              35,954,467
         45,000,000  Corporate Receivables Co. for an effective yield of
                       4.86%, March 3, 1999                                                                     44,813,812
         31,000,000  Credit Suisse First Boston for an effective yield of
                       4.80%, May 11, 1999                                                                      30,588,804
         50,000,000  General Electric Capital Corp. for an effective
                       yield of 5.05%, February 19, 1999                                                        49,868,874
         50,000,000  National Australia Funding for an effective yield of
                       5.17%, February 2, 1999                                                                  49,990,443
         34,000,000  Sheffield Receivable Corp. for an effective yield of
                       5.25%, February 26, 1999                                                                 33,868,262
         40,000,000  Svenska Handelsbanken Inc. for an effective yield of
                       4.80%, April 28, 1999                                                                    39,538,137
         50,000,000  Windmill Funding for an effective yield of 4.86%,
                       March 24, 1999                                                                           49,651,137
        112,909,000  Interest in $580,000,000 joint repurchase agreement dated January 29, 1999 with J P Morgan due
                       February 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value
                       of $112,953,223 for an effective yield of 4.70%                                         112,909,000
                                                                                                           ---------------
                     Total Short-Term Investments (cost $611,392,626)                                      $   611,392,626
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $17,253,407,444) (b)                                          $26,692,452,806
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $26,700,333,258.

  (b) The aggregate identified cost on a tax basis is $17,296,795,027, resulting in gross unrealized appreciation and depreciation of $10,228,579,767 and $832,921,988, respectively, or net unrealized appreciation of $9,395,657,779.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $17,253,407,444) (Note 1)                                      $26,692,452,806
-----------------------------------------------------------------------------------------------
Cash                                                                                     39,459
-----------------------------------------------------------------------------------------------
Dividends and interest and other receivables                                          2,443,960
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               49,226,179
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      336,938,285
-----------------------------------------------------------------------------------------------
Total assets                                                                     27,081,100,689

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    305,419,740
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           32,206,210
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         28,529,309
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            2,974,958
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           203,026
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,044
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               10,274,004
-----------------------------------------------------------------------------------------------
Payable to subcustodian                                                                   3,097
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,152,043
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   380,767,431
-----------------------------------------------------------------------------------------------
Net assets                                                                      $26,700,333,258

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $16,676,809,024
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (54,787,824)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              639,266,083
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      9,439,045,975
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $26,700,333,258

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($16,310,719,316 divided by 708,438,373 shares)                                          $23.02
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $23.02)*                                  $24.42
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($8,259,422,605 divided by 383,982,972 shares)**                                         $21.51
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($356,866,205 divided by 15,883,818 shares)                                              $22.47
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $22.47)*                                  $23.28
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,773,325,132 divided by 75,769,632 shares)                                            $23.40
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $168,204) (including dividend
income of $539,833 from investments in affiliated issuers) (Note 5)              $   54,314,734
-----------------------------------------------------------------------------------------------
Interest                                                                             16,132,178
-----------------------------------------------------------------------------------------------
Total investment income                                                              70,446,912

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     53,326,708
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       16,903,120
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       166,795
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         30,039
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                17,038,107
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                35,241,544
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,196,238
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 135,649
-----------------------------------------------------------------------------------------------
Registration fees                                                                       967,286
-----------------------------------------------------------------------------------------------
Auditing                                                                                 11,886
-----------------------------------------------------------------------------------------------
Legal                                                                                    42,186
-----------------------------------------------------------------------------------------------
Postage                                                                               1,193,948
-----------------------------------------------------------------------------------------------
Other                                                                                   472,113
-----------------------------------------------------------------------------------------------
Total expenses                                                                      126,725,619
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,490,883)
-----------------------------------------------------------------------------------------------
Net expenses                                                                        125,234,736
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (54,787,824)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5) (including realized
loss of $19,033,129 on sales of investments in affiliated issuers)                  798,282,941
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                       (2,158)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     12,544
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      2,953,094,070
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           3,751,387,397
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $3,696,599,573
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                -------------------------------
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (54,787,824) $  (88,429,562)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       798,280,783   2,303,218,869
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      2,953,106,614     891,370,340
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              3,696,599,573   3,106,159,647
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                      (1,042,857,172)   (699,467,888)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (569,436,634)   (385,798,466)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (25,276,938)    (15,960,864)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                        (106,713,548)    (73,039,295)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,831,366,005   2,892,368,485
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      3,783,681,286   4,824,261,619

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              22,916,651,972  18,092,390,353
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $54,787,824 and $--, respectively)                           $26,700,333,258 $22,916,651,972
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance            (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.36           $19.49           $15.73           $14.42           $11.19           $11.02
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.03)(c)         (.04)(c)           --(c)          (.02)(c)          .02             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.28             3.12             4.85             2.19             3.72              .65
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.25             3.08             4.85             2.17             3.74              .63
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.59)           (1.21)           (1.09)            (.86)            (.51)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.59)           (1.21)           (1.09)            (.86)            (.51)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $23.02           $21.36           $19.49           $15.73           $14.42           $11.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.19*           16.83            32.22            15.49            34.72             5.49
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $16,310,719      $13,854,611      $11,158,273       $7,332,248       $4,895,180       $3,051,878
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*             .96             1.02             1.03             1.07             1.10
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.14)*           (.20)              --             (.10)             .17             (.18)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             36.72*           60.04            59.77            57.92            65.43            57.74
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance            (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.14           $18.57           $15.15           $14.01           $10.97           $10.89
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.10)(c)         (.18)(c)         (.12)(c)         (.13)(c)         (.06)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.06             2.96             4.63             2.13             3.61              .59
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.96             2.78             4.51             2.00             3.55              .54
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.59)           (1.21)           (1.09)            (.86)            (.51)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.59)           (1.21)           (1.09)            (.86)            (.51)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $21.51           $20.14           $18.57           $15.15           $14.01           $10.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             15.73*           16.02            31.17            14.70            33.65             4.71
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $8,259,423       $7,263,280       $5,664,375       $3,405,318       $1,870,370         $911,069
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .83*            1.71             1.77             1.78             1.82             1.84
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.50)*           (.95)            (.75)            (.85)            (.58)            (.91)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             36.72*           60.04            59.77            57.92            65.43            57.74
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                         January 31                                                        Dec. 1, 1994+
operating performance                             (Unaudited)                   Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $20.93           $19.22           $15.60           $14.37           $11.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.08)(c)         (.14)(c)         (.08)(c)         (.09)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           3.21             3.06             4.79             2.18             3.10
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.13             2.92             4.71             2.09             3.09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $22.47           $20.93           $19.22           $15.60           $14.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              15.95*           16.21            31.57            14.97            27.42*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $356,866         $322,277         $208,656          $87,782          $19,004
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .71*            1.46             1.52             1.50             1.06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.37)*           (.69)            (.50)            (.57)            (.24)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              36.72*           60.04            59.77            57.92            65.43
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                           For the period
Per-share                        January 31                                                                         March 31, 1994+
operating performance            (Unaudited)                           Year ended July 31                             to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.66           $19.70           $15.85           $14.48           $11.22           $11.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          --(c)           .01(c)           .04(c)           .02(c)           .03               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.33             3.16             4.90             2.21             3.74             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.33             3.17             4.94             2.23             3.77             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.59)           (1.21)           (1.09)            (.86)            (.51)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.59)           (1.21)           (1.09)            (.86)            (.51)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $23.40           $21.66           $19.70           $15.85           $14.48           $11.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.34*           17.12            32.56            15.85            34.90            (0.18)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,773,352       $1,476,485       $1,061,087         $709,595         $351,817          $82,102
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .33*             .71              .77              .77              .83              .31*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)      --*             .06              .25              .15              .39             (.05)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             36.72*           60.04            59.77            57.92            65.43            57.74
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Voyager Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion and 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

As part of the subcustodian contract between the subcustodian bank and the PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $1,490,883 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $15,000 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,297,139 and $61,175 from the sale of class A and class M shares, respectively and $4,952,671 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $74,380 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $8,253,723,939 and $7,937,023,191, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     96,789,360     $1,968,246,911
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   49,584,353      1,006,066,315
-----------------------------------------------------------------------------
                                               146,373,713      2,974,313,226

Shares
repurchased                                    (86,499,868)    (1,759,364,628)
-----------------------------------------------------------------------------
Net increase                                    59,873,845     $1,214,948,598
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    171,955,043     $3,517,913,589
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   37,008,241        676,509,789
-----------------------------------------------------------------------------
                                               208,963,284      4,194,423,378

Shares
repurchased                                   (132,964,406)    (2,708,486,833)
-----------------------------------------------------------------------------
Net increase                                    75,998,878     $1,485,936,545
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,120,498      $ 763,548,684
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   27,943,032        530,077,635
-----------------------------------------------------------------------------
                                                68,063,530      1,293,626,319

Shares
repurchased                                    (44,744,348)      (849,295,257)
-----------------------------------------------------------------------------
Net increase                                    23,319,182      $ 444,331,062
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     87,432,869     $1,694,803,885
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,772,542        359,571,774
-----------------------------------------------------------------------------
                                               108,205,411      2,054,375,659

Shares
repurchased                                    (52,505,238)    (1,023,763,961)
-----------------------------------------------------------------------------
Net increase                                    55,700,173     $1,030,611,698
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       January 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      3,160,793       $ 62,410,726
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,234,366         24,453,658
-----------------------------------------------------------------------------
                                                 4,395,159         86,864,384

Shares
repurchased                                     (3,905,954)       (79,808,023)
-----------------------------------------------------------------------------
Net increase                                       489,205       $  7,056,361
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      7,899,365      $ 158,011,193
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      842,975         15,156,766
-----------------------------------------------------------------------------
                                                 8,742,340        173,167,959

Shares
repurchased                                     (4,204,444)       (84,838,578)
-----------------------------------------------------------------------------
Net increase                                     4,537,896      $  88,329,381
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,740,337       $293,983,127
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,175,749        106,713,548
-----------------------------------------------------------------------------
                                                18,916,086        400,696,675

Shares
repurchased                                    (11,300,930)      (235,666,691)
-----------------------------------------------------------------------------
Net increase                                     7,615,156       $165,029,984
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,981,685       $517,221,628
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,945,937         73,039,295
-----------------------------------------------------------------------------
                                                28,927,622        590,260,923

Shares
repurchased                                    (14,640,061)      (302,770,062)
-----------------------------------------------------------------------------
Net increase                                    14,287,561       $287,490,861
-----------------------------------------------------------------------------


Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                           Purchase         Sales     Dividend       Market
Affiliates                     cost          cost       Income        Value
-----------------------------------------------------------------------------
Name of affiliate
-----------------------------------------------------------------------------
Dollar Tree Stores     $  6,375,415  $  2,582,841  $       --  $  183,364,710
Electronic Arts                  --            --          --     131,902,269
Linear Technology Corp.  73,669,888    19,769,903     539,833     394,204,938
Luxotica Group SPA ADR    4,596,596            --          --      51,145,456
National Oilwell, Inc.    2,383,878    30,709,399          --      22,600,500
Office Depot Inc.        20,047,719    45,730,962          --     253,889,234
OfficeMax, Inc.                  --    19,442,114          --      45,368,325
Parametric Technology
  Corp.                  69,463,445            --          --     183,107,695
Telecom-TCI Ventures
  Group Class A          13,632,293            --          --     726,556,123
Thermo Cardio Systems,
  Inc.                    1,034,072            --          --      21,676,314
WestWood One, Inc.               --            --          --      56,671,875
-----------------------------------------------------------------------------
  Totals               $191,203,306  $118,235,219  $  539,833  $2,070,487,439



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Roland W. Gillis
Vice President

Charles H. Swanberg
Vice President

Robert R. Beck
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Michael E. Nance
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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SA016 49944 - 007/883/530 3/99



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
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Putnam Voyager Fund
Supplement to Semiannual Report dated 1/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 1/31/99                              NAV

6 months                                              16.34%
1 year                                                30.90
5 years                                              157.48
Annual average                                        20.82
10 years                                             535.51
Annual average                                        20.31
Life of fund
Annual average (since class A inception, 4/1/69)      14.62
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Share value:                                           NAV

7/31/98                                              $21.66
1/31/99                                              $23.40
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Distributions:      No.   Income   Capital gains      Total
                     1    $0.000      $1.585         $1.585
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Please note that past performance does not indicate future results.
Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.